CONSOLIDATED CASH FLOWS STATEMENTS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Cash generated from operations	¥ 1,002,880	$ 157,374	[1]	¥ 1,587,621	¥ 2,748,668
Income tax paid	(412)	(65)	[1]	(251,448)	(353,423)
Net cash generated from operating activities	1,002,468	157,309	[1]	1,336,173	2,395,245
Cash flows from investing activities
Payments for acquisition of fixed assets and construction-in-progress; and prepayments for fixed assets and construction-in-progress, net of related payables	(1,060,262)	(166,378)	[1]	(853,347)	(2,441,116)
Proceeds from disposal of fixed assets	29,196	4,581	[1]	32,599	3,036
Proceeds from disposal of other long-term assets	93,802	14,720	[1]	132,086	263,943
Interest received on term deposits with maturities more than three months	1,350	212	[1]	0	857
Payments for financial assets at fair value through other comprehensive income	0	0	[1]	(26,586)	(29,799)
Decrease in term deposits with maturities more than three months	60,000	9,415	[1]	0	0
Increase in term deposits with maturities more than three months	(60,000)	(9,415)	[1]	(220,000)	109,000
Dividends received	9,802	1,538	[1]	7,735	7,047
Net cash used in investing activities	(926,112)	(145,327)	[1]	(927,513)	(2,087,032)
Cash flows from financing activities
Dividends paid to the Company's shareholders	0	0	[1]	(425,012)	(425,012)
Payment of lease liabilities	(62,126)	(9,749)	[1]	(60,750)	(59,620)
Net cash used in financing activities	(62,126)	(9,749)	[1]	(485,762)	(484,632)
Net (decrease) /increase in cash and cash equivalents	14,230	2,233	[1]	(77,102)	(176,419)
Cash and cash equivalents, at beginning of year	1,485,232	233,065	[1]	1,562,334	1,738,753
Cash and cash equivalents, at end of year	¥ 1,499,462	$ 235,298	[1]	¥ 1,485,232	¥ 1,562,334
Closing foreign exchange rate	6.3726	6.3726

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.